COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITEMENTS AND CONTINGENCIES [abstract]
Disclosure of commitments and contingencies

35.      COMMITMENTS AND CONTINGENCIES

(i)        Capital commitments

As at December 31, 2020, the Group had the following capital commitments, principally for the construction of property, plant and equipment:

	2019	2020
Contracted, but not provided for(1)	64,542	30,856

(1)   The capital commitments contracted, but not provided for, include the estimated payments to the Ministry of Natural Resources of the PRC for the next five years with respect to the Group’s exploration and production licenses.

The above table includes a commitment of approximately RMB8,854 million (2019: RMB10,528 million) contracted with the CNOOC Group.

Capital commitments of a joint venture:

	2019	2020
Contracted, but not provided for	344	800

As at December 31, 2020, the Group had unutilized banking facilities amounting to approximately RMB55,080 million (2019: RMB54,948 million).

(ii)       Contingencies

As a Chinese Resident Enterprise, the Company may be liable to pay taxes on the deemed interest income for the funding provided to its overseas subsidiaries starting from January 1, 2008. The Company has prepared contemporaneous documentation in accordance with applicable PRC tax laws and regulations and is currently awaiting confirmation from its local tax authority.

The Group is subject to tax in numerous jurisdictions around the world. There are audits in progress and items under review. Difference in positions taken by taxation authorities over the interpretation and application of tax laws and regulations may increase the Group's tax liability. Management of the Company has assessed the possible future outcome of matters that are currently under dispute. Management of the Company believes that an adequate provision for future tax liability has been included in the consolidated financial statements based on available information.

In addition to the matters mentioned above, the Group is dealing with a number of lawsuits and arbitrations that arise in the ordinary course of business. While the results of these legal proceedings cannot be ascertained at this stage, management of the Company believes these proceedings are not expected to have a material effect on the consolidated financial statements.